Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 26, 2021	Oct. 22, 2019	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Impaired [Line Items]
Asset impairment charges			$ 0	$ 0
Goodwill impairment loss			0	0
Research and development expense			6,281	5,592
Advertising expense			$ 1,887	$ 448
Percentage of largest benefit greater than likelyhood of resolution for tax benefit measurement			50.00%
Weighted average shares included in computation of earning per share			4,515,739	3,684,586
Tangible asset impairment charges	$ 0			$ 0
IPO [Member]
Financing Receivable, Impaired [Line Items]
Stock issued during period new shares issued		13,800,000
Sale of stock price per share		$ 10.00
Warrants exercise price per share		$ 11.50
Private Placement [Member] | Private Warrants [Member]
Financing Receivable, Impaired [Line Items]
Stock issued during period new shares issued		4,110,000
Warrants exercise price per share		$ 1.00
Convesrion of promissory note, warrants issued		500,000